First Allmerica Financial Life Insurance Company 440 Lincoln Street Worcester, MA 01653 508-855-1000 – phone	allmericafinancial.com * 800.688.9915

SEMI-ANNUAL REPORT – 6/30/2007

FOR CONTRACT HOLDERS OF:	PIONEER VISION 1/2, PIONEER C-VISION, PIONEER XTRAVISION, PIONEER NO-LOAD

September 10, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	Separate Account VA-P 1940 Act Registration Number: 811-8872 1933 Act Registration Numbers: 33-86664, 333-64833, 333-54040, 333-90537 CIK: 0000933131 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-P, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Pioneer Variable Contracts Trust	930709	August 28, 2007
AIM Variable Insurance Funds	896435	August 23, 2007
AllianceBernstein Variable Products Series Fund, Inc.	825316	August 24, 2007 August 27, 2007
Delaware VIP Trust	814230	September 5, 2007
Franklin Templeton Variable Insurance Products Trust	837274	August 27, 2007
Van Kampen Life Investment Trust	778536	August 29, 2007

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ JON-LUC DUPUY

Jon-Luc Dupuy
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

Commonwealth Annuity and Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772

Signing on behalf of First Allmerica Financial Life Insurance Company pursuant to Power of Attorney dated April 2, 2007